Dec. 30, 2017
10.31 Fidelity SAI Minimum Volatility Index Funds Combo PRO-05 | Fidelity® SAI U.S. Minimum Volatility Index Fund
  Normally investing at least 80% of assets in U.S. equity securities included in the Fidelity U.S. Low Volatility Focus Index℠, which represents the performance of a broad range of U.S. equities that in the aggregate have lower volatility relative to the broader U.S. equity market.